EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Classes of Share Capital	The Company’s shares consist of the following:

	December 31, 2020	Movement in year	December 31, 2021	Movement in year	December 31, 2022
Issued shares	1,102,809,772	(120,000,000)	982,809,772	(105,000,000)	877,809,772
Treasury shares	(22,075,359)	(49,841,211)	(71,916,570)	(555,273)	(72,471,843)
Total outstanding shares	1,080,734,413	(169,841,211)	910,893,202	(105,555,273)	805,337,929

Earnings Per Share
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2022, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020
Net income (loss) attributable to equity holders of the parent	9,302	14,956	(733)
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	911	1,105	1,140
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	3	3	—
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	914	1,108	1,140

Dividends

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2019	Annual general shareholders’ meeting on June 13, 2020	—	—	—
Dividend for financial year 2020	Annual general shareholders’ meeting on June 8, 2021	0.30	June 15, 2021	312
Dividend for financial year 2021	Annual general shareholders’ meeting on May 4, 2022	0.38	June 10, 2022	332

Schedule of Subsidiaries
2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2022. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Texas HBI LLC[1]	USA	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.08%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd[2]	Liberia	85.00%
1.Acquisition during the year. For more details see note 2.2.4.
2.ArcelorMittal Liberia Ltd is incorporated in Cyprus.
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2022	% of non-controlling interests and non- controlling voting rights at December 31, 2021	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2022	Non-controlling interests at December 31, 2022	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2021	Non-controlling interests at December 31, 2021	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2020
AMSA	South Africa	30.78%	30.78%	55	198	151	160	(34)
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	5	103	9	118	—
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	(68)	74	45	187	(1)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	60	215	127	187	33
Hera Ermac[2]	Luxembourg	—	—	—	855	—	855	—
AMMC	Canada	15.00%	15.00%	183	492	257	527	127
Arceo	Belgium	62.86%	62.86%	1	144	2	153	2
ArcelorMittal Liberia Ltd[3]	Liberia	15.00%	15.00%	—	(173)	4	(218)	28
ArcelorMittal Texas HBI[4]	USA	20.00%	—	(9)	225	—	—	—
Other				9	305	14	269	—
Total				236	2,438	609	2,238	155
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 31, 2024 (see note 11.2).
3.ArcelorMittal Liberia Ltd is incorporated in Cyprus. On December 20, 2022, ArcelorMittal fully settled a 300 capital increase in ArcelorMittal Liberia Ltd including 45 on behalf of non-controlling interests.
4.On June 30, 2022, ArcelorMittal acquired a 80% controlling stake in ArcelorMittal Texas HBI (see note 2.2.4).

Financial Information of Subsidiaries with Material Non-controlling Interests
The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2022 and 2021 and summarized statements of operations and summarized statements of cash flows for the years ended December 31, 2022, 2021 and 2020.

	December 31, 2022
Summarized statements of financial position	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Current assets	1,124	280	801	362	704	1,444	191	371	311
Non-current assets	608	98	1,186	160	953	3,029	42	423	963
Total assets	1,732	378	1,987	522	1,657	4,473	233	794	1,274
Current liabilities	762	193	493	107	64	480	—	1,727	113
Non-current liabilities	327	32	165	15	102	460	—	36	31
Net assets	643	153	1,329	400	1,491	3,533	233	(969)	1,130

	December 31, 2022
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Revenue	2,516	471	1,435	1,032	—	3,467	—	303	462
Net income (loss)	177	9	(1,429)	141	(55)	1,171	2	4	(43)
Total comprehensive income (loss)	178	15	(1,386)	140	(55)	1,273	2	4	(43)

	December 31, 2022
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Net cash provided by / (used in) operating activities	22	30	77	202	17	1,159	6	154	125
Net cash provided by / (used in) investing activities	(69)	(14)	(73)	(59)	(11)	432	6	(452)	(133)
Net cash provided by / (used in) financing activities	5	(15)	(20)	(156)	(6)	(1,601)	(3)	300	—
Impact of currency movements on cash	(4)	(11)	(6)	—	—	—	(5)	—	—
Cash and cash equivalents:
At the beginning of the year / at acquisition date	203	99	48	31	—	216	89	2	12
At the end of the year	157	89	26	18	—	206	93	4	4
Dividend to non-controlling interests	—	(10)	—	(71)	—	(237)	(2)	—	—

	December 31, 2021
Summarized statements of financial position	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	1,229	232	1,657	392	685	2,058	196	176
Non-current assets	554	107	3,043	124	976	3,038	53	158
Total assets	1,783	339	4,700	516	1,661	5,096	249	334
Current liabilities	901	124	787	149	55	640	—	1,559
Non-current liabilities	362	43	284	23	54	623	—	46
Net assets	520	172	3,629	344	1,552	3,833	249	(1,271)

	December 31, 2021
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,695	480	4,015	1,021	—	3,997	—	372
Net income (loss)	489	15	920	272	(4)	1,713	3	63
Total comprehensive income (loss)	491	17	918	273	(4)	1,796	3	63

	December 31, 2021
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	180	23	778	90	5	2,310	8	214
Net cash provided by / (used in) investing activities	(85)	(6)	(313)	(5)	8	(844)	19	(78)
Net cash provided by / (used in) financing activities	(49)	(4)	(449)	(72)	(13)	(1,375)	(5)	(135)
Impact of currency movements on cash	(16)	(6)	1	(2)	—	—	(6)	—
Cash and cash equivalents:
At the beginning of the year	173	92	31	20	—	125	73	1
At the end of the year	203	99	48	31	—	216	89	2
Dividend to non-controlling interests	—	(2)	(17)	(22)	—	(202)	(3)	—

	December 31, 2020
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	1,526	324	2,348	650	—	2,746	—	361
Net income (loss)	(110)	(1)	17	75	(208)	849	4	192
Total comprehensive income (loss)	(138)	3	14	79	(208)	747	4	192

	December 31, 2020
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	30	39	697	86	(209)	922	8	223
Net cash provided by / (used in) investing activities	(13)	(5)	(212)	(12)	208	(137)	20	(19)
Net cash provided by / (used in) financing activities	77	(1)	(485)	(65)	1	(870)	(6)	(204)
Impact of currency movements on cash	19	6	(11)	(2)	—	—	5	—
Cash and cash equivalents:
At the beginning of the year	60	53	42	13	—	210	46	1
At the end of the year	173	92	31	20	—	125	73	1
Dividend to non-controlling interests	—	—	—	(27)	—	(126)	(3)	—